Related-Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended
	May 18, 2022	Dec. 31, 2023	Dec. 31, 2022
Independent Contractor Agreement and New Independent Contractor Agreement
Related Party Transaction [Line Items]
Compensation paid			$ 200,000
Firm
Related Party Transaction [Line Items]
Fees paid		$ 0	30,000.00
Firm | Related Party
Related Party Transaction [Line Items]
Amount due		0	0
Employee
Related Party Transaction [Line Items]
Compensation paid		0	100,000
Revenue recognized			500,000
Due from customer		0	0
Employee | Related Party
Related Party Transaction [Line Items]
Amount due		0	0
Spouse of Founder, Chairman, and Beneficial Owner | Related Party
Related Party Transaction [Line Items]
Amount due		0	0
Vendor
Related Party Transaction [Line Items]
Inventory purchases		1,400,000	1,300,000
Vendor | Related Party
Related Party Transaction [Line Items]
Amount due		100,000	200,000
Founder Advisor | Founder Advisory Agreement
Related Party Transaction [Line Items]
Agreement term	4 years
Annual fees per year	$ 300,000
Lani D. | New Independent Contractor Agreement
Related Party Transaction [Line Items]
Compensation paid		0
Agreement term	4 years
Annual fees per year	$ 300,000
Mr. Andy Thacker | Independent Contractor Agreement and New Independent Contractor Agreement
Related Party Transaction [Line Items]
Compensation paid		$ 100,000	$ 100,000